MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.1 - Schedule 5

Rating Agency Grades
Run Date - 11/XX/2025 7:19:54 PM
LOAN INFORMATION						FINAL CREDIT LOAN GRADES						FINAL COMPLIANCE LOAN GRADES						FINAL PROPERTY LOAN GRADES						FINAL OVERALL LOAN GRADES
Unique ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Deal Number	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar
186552681	XXX	XXX		434880LRL	$XXX	B	B	B	B	B	B							A	A	A	A	A	A	B	B	B	B	B	B
186552510	XXX	XXX		434880LRL	$XXX	A	A	A	A	A								A	A	A	A	A		A	A	A	A	A